SHAREHOLDERS' EQUITY (Schedule of service-based stock options) (Details) - Performance Based Stock Options [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Number of Performance based options
Outstanding at January 1, 2017	1,516,666
Forfeited	(200,000)
Outstanding at June 30, 2017	1,316,666	1,516,666
Exercisable at June 30, 2017	483,329
Weighted average Exercise price
Outstanding at January 1, 2017	$ 2.53
Forfeited	2.28
Outstanding at June 30, 2017	2.56	$ 2.53
Exercisable at June 30, 2017	$ 2.54
Weighted average Remaining contractual term (in years)
Outstanding	3 years 3 months 8 days	3 years 9 months 7 days
Exercisable	2 years 11 months 26 days
Outstanding at January 1, 2017
Outstanding at June 30, 2017
Exercisable at June 30, 2017